FINANCIAL OBLIGATIONS - Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)		Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Other Borrowings	$ 1,122.2	[1]	$ 3,646,796	$ 2,998,090	[2]
BANCOLDEX
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Other Borrowings			$ 1,303,648	$ 835,667
BANCOLDEX | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Interest Rate	1.80%		1.80%	1.80%
BANCOLDEX | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Interest Rate	21.15%		21.15%	21.15%
BANCOLDEX | DFT | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	0.08%		0.08%	0.08%
BANCOLDEX | DFT | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	9.91%		9.91%	9.91%
BANCOLDEX | LIBOR 3 | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	1.80%		1.80%	1.80%
BANCOLDEX | LIBOR 3 | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	9.91%		9.91%	9.91%
BANCOLDEX | LIBOR 6 | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	2.87%		2.87%	2.87%
BANCOLDEX | LIBOR 6 | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	6.09%		6.09%	6.09%
BANCOLDEX | IBR | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	0.50%		0.50%	0.50%
BANCOLDEX | IBR | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	9.76%		9.76%	9.76%
FINAGRO
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Other Borrowings			$ 278,025	$ 342,728
FINAGRO | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Interest Rate	0.50%		0.50%	0.50%
FINAGRO | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Interest Rate	15.48%		15.48%	15.48%
FINAGRO | DFT | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	0.50%		0.50%	0.50%
FINAGRO | DTF | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	6.42%		6.42%	6.42%
FINDETER
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Other Borrowings			$ 2,065,123	$ 1,819,695
FINDETER | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Interest Rate	2.40%		2.40%	2.40%
FINDETER | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Interest Rate	13.38%		13.38%	13.38%
FINDETER | DFT | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	1.00%		1.00%	1.00%
FINDETER | DTF | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	7.57%		7.57%	7.57%
FINDETER | IPC | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	0.50%		0.50%	0.50%
FINDETER | IPC | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	7.57%		7.57%	7.57%
FINDETER | LIBOR 3 | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	5.20%		5.20%	5.20%
FINDETER | LIBOR 3 | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	5.30%		5.30%	5.30%
FINDETER | LIBOR 6
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	5.29%		5.29%	5.29%
FINDETER | IBR | Minimum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	2.50%		2.50%	2.50%
FINDETER | IBR | Maximum
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowing rate interest rate basis	7.57%		7.57%	7.57%

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.